Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	44 Months Ended		60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Dec. 21, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000011217 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 32,652	$ 32,652		$ 32,652	$ 32,652	$ 27,082	$ 22,916	$ 26,910		$ 20,697	$ 15,311	$ 14,331	$ 12,192	$ 10,364	$ 9,670	$ 9,425
Average Annual Return, Percent	13.64%			14.99%	12.56%
C000011217 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	20.57%			16.35%	13.23%
C000033500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Account Value	$ 31,940	31,940		$ 31,940	$ 31,940	26,718	22,782	26,963		20,917	15,596	14,708	12,614	10,810	10,174	10,000
Average Annual Return, Percent	18.55%			15.41%	12.31%
C000033500 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	19.55%			15.41%	12.31%
C000199249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 17,349,267	17,349,267		$ 17,349,267	$ 17,349,267	14,374,975	12,154,528	14,273,102		10,977,618	8,121,075	7,600,971	6,466,680	5,497,112	5,129,030	5,000,000
Average Annual Return, Percent	20.69%			16.40%	13.25%
C000033501 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 17,679,896	17,679,896		$ 17,679,896	$ 17,679,896	14,649,133	12,366,928	14,516,851		11,142,984	8,222,721	7,678,139	6,522,256	5,530,201	5,146,225	5,000,000
Average Annual Return, Percent	20.69%			16.55%	13.46%
C000223251 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Pioneer MAP - High Income Municipal Fund
Account Value	$ 10,273	$ 10,273		$ 10,273	$ 10,273	9,366	9,624	10,634	$ 10,000
Average Annual Return, Percent	9.68%	0.73%	[1]
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 33,882	$ 33,882		$ 33,882	$ 33,882	26,650	22,986	25,893		19,740	16,189	15,730	13,145	11,309	10,048	10,000
Average Annual Return, Percent	27.14%			15.92%	12.98%
Russell 1000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Account Value	$ 44,223	44,223		$ 44,223	$ 44,223	33,822	27,737	34,267		$ 26,662	$ 18,472	$ 17,715	$ 13,924	$ 11,525	$ 10,426	$ 10,000
Average Annual Return, Percent	30.75%			19.08%	16.03%
Bloomberg Municipal Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return Index
Account Value	$ 10,009	$ 10,009		$ 10,009	$ 10,009	9,434	9,276	10,153	10,000
Average Annual Return, Percent	6.09%	0.02%	[1]
Bloomberg High Yield Municipal Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Total Return Index
Account Value	$ 10,894	$ 10,894		$ 10,894	$ 10,894	$ 9,694	$ 9,644	$ 10,723	$ 10,000
Average Annual Return, Percent	12.38%	2.36%	[1]

[1]	Performance of the Fund's shares shown in the graph and table above is from the inception of the Fund on 12/21/20 through 8/31/24. Index information shown in the graph and table above is from 12/31/20 through 8/31/24.